Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill [Abstract]
Schedule of Goodwill
	As at	As at	As at
	December 31,	December 31,	December 31,
	2023	2022	2021
Balance, beginning of period	$-	$1,346,904	$1,342,281
Impairment	-	(1,260,783)	-
Foreign currency translation	-	(86,121)	4,623
Balance, end of period	$-	$-	$1,346,904